Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2017
Financial Risk Management
Schedule of expected cash flows for non-derivative financial liabilities

	Weighted average effective interest rate	Less than 1 month	1 - 3 months	3 - 12 months	1 - 5 years	5+ years	Total
December 31, 2016
Trade and other accounts payable		$7,189	—	66	—	—	7,255
Amounts due to related parties		105	—	—	—	—	105
Other payables and accruals*		27,703	26,130	2,031	—	—	55,864
Other non-current liabilities		—	—	—	353	776	1,129
Variable interest loans	3.33%	35,884	21,063	158,831	2,231,522	454,020	2,901,320
NOK Bonds		—	2,233	9,025	164,255	—	175,513
Finance lease liability		1,516	2,885	13,448	71,443	253,240	342,532

Total		$72,397	52,311	183,401	2,467,573	708,036	3,483,718

December 31, 2017
Trade and other accounts payable		$11,392	75	59	—	—	11,526
Amounts due to related parties		35	—	—	—	—	35
Other payables and accruals*		28,087	28,995	1,410	—	—	58,492
Other non-current liabilities		—	—	—	579	1,006	1,585
Variable interest loans	3.70%	67,331	21,152	154,902	1,887,806	400,935	2,532,126
Bonds		—	6,733	22,513	206,427	255,054	490,727
Finance lease liability		1,516	2,885	13,448	71,443	235,393	324,685

Total		$108,361	59,840	192,332	2,166,255	892,388	3,419,176

*	Excludes Unearned revenue as it is not a financial liability.

Schedule of expected cash flows for derivative financial instruments

	Less than 1 month	1 - 3 months	3 - 12 months	1 - 5 years	5+ years	Total
December 31, 2016
Interest rate swaps	73	—	5,010	(5,707)	(1,754)	(2,378)
Cross currency swaps	—	348	1,370	23,073	—	24,791
Forward foreign exchange contracts	27	144	(299)	—	—	(128)

Total	100	492	6,081	17,366	(1,754)	22,285

December 31, 2017
Interest rate swaps	20	249	1,343	(12,602)	—	(10,990)
Cross currency swaps	—	117	456	(4,863)	—	(4,290)
Forward foreign exchange contracts	(239)	(473)	(1,492)	—	—	(2,204)

Total	(219)	(107)	307	(17,465)	—	(17,484)

Summary of credit risk exposure

	As of December 31,
	2016	2017
Cash and cash equivalents	227,024	384,092
Short-term investments	18,000	—
Trade and other receivables	9,256	10,706
Dividends receivable and other amounts due from related parties	3,065	8,666
Restricted cash	42	—
Derivative financial instruments	7,938	18,211